Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement of comprehensive income [abstract]
Profit after tax	$ 105,433	$ 86,436	$ 37,763
Other comprehensive income/(loss), net of taxes - Items that will not be reclassified to profit or loss:
Pension adjustment, net of tax	(104)	2,486	(1,804)
Other comprehensive income/(loss), net of taxes - Items that will be reclassified subsequently to profit or loss:
Current period gain/(loss)	13,582	(341)	43,118
Net change in time value of option contracts designated as cash flow hedges	(2,484)
Reclassification to profit or loss	(486)	(26,436)	(24,777)
Foreign currency translation (loss)/gain	(37,230)	14,202	(7,810)
Income tax (expense)/benefit relating to above	(1,877)	9,409	(6,921)
Other comprehensive income/(loss), net of taxes - Items that will be reclassified subsequently to profit or loss	(28,495)	(3,166)	3,610
Total other comprehensive (loss)/income, net of taxes	(28,599)	(680)	1,806
Total comprehensive income	$ 76,834	$ 85,756	$ 39,569